United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2024

Date of reporting period: May 31, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.32%
Consumer Discretionary - 0.01%
Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$15,662

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA	533,359	2,667

Financials - 0.28%
Financial Services - 0.28%
Anuvu Corp.A B C	94,492	472,460

Information Technology - 0.03%
Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	1,409

Software - 0.03%
Internap Holding LLCA B C	63,490	47,031

Total Information Technology		48,440

Total Common Stocks (Cost $3,757,492)		539,229

PREFERRED STOCKS - 0.00% (Cost $339,302)
Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA D	2,077,530	—

	Principal Amount
BANK LOAN OBLIGATIONSE - 83.60%
Basic Materials - 0.61%
Chemicals - 0.51%
Element Solutions, Inc., 7.329%, Due 12/18/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	$101,012	101,286
INEOS U.S. Finance LLC,
9.179%, Due 11/8/2027, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	502,839	503,990
8.929%, Due 2/18/2030, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	252,449	253,080

		858,356

Forest Products & Paper - 0.10%
Asplundh Tree Expert LLC, 7.179%, Due 9/7/2027, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	156,691	157,061

Total Basic Materials		1,015,417

Communications - 11.68%
Advertising - 2.35%
CMG Media Corp., 8.909%, Due 12/17/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)F	5,018,569	3,952,675

Internet - 3.08%
CMI Marketing, Inc., 9.694%, Due 3/23/2028, 2021 First Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	128,969	126,175
MH Sub I LLC, 9.579%, Due 5/3/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	2,085,146	2,087,523
Proofpoint, Inc., 8.325%, Due 8/31/2028, 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)F	275,241	275,860

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Communications - 11.68% (continued)
Internet - 3.08% (continued)
PUG LLC,
Due 2/12/2027, 2021 Incremental Term Loan BF	$144,345	$144,255
Due 2/12/2027, USD Term LoanF	1,508,209	1,507,274
Research Now Group, Inc., 10.827%, Due 12/20/2024, 2017 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	259,593	193,036
Uber Technologies, Inc., 8.079%, Due 3/3/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	835,475	840,697

		5,174,820

Media - 4.10%
Cengage Learning, Inc., 9.538%, Due 3/22/2031, 2024 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.250%)	430,428	432,274
Coral-U.S. Co-Borrower LLC, Due 1/31/2028, 2020 Term Loan B2F	850,344	839,409
GEE Holdings LLC,
13.412%, Due 3/24/2025, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.000%)	2,192,511	1,973,260
5.412%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 8.250%)	1,839,857	1,094,715
Sinclair Television Group, Inc., 8.591%, Due 4/1/2028, 2021 Term Loan B3, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	3,749	2,662
Sunrise Financing Partnership, Due 1/31/2029, 2021 USD Term Loan AXF	635,582	634,292
Univision Communications, Inc.,
8.694%, Due 1/31/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,000,476	986,099
9.559%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	496,050	495,678
Virgin Media Bristol LLC, 8.681%, Due 1/31/2029, 2020 USD Term Loan Q, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	425,709	416,131

		6,874,520

Telecommunications - 2.15%
Cincinnati Bell, Inc., 8.666%, Due 11/22/2028, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	95,334	95,055
SBA Senior Finance II LLC, 7.330%, Due 1/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	944,038	947,645
Zayo Group Holdings, Inc.,
8.444%, Due 3/9/2027, USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	1,461,995	1,264,742
9.654%, Due 3/9/2027, 2022 USD Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.325%)	1,482,718	1,296,059

		3,603,501

Total Communications		19,605,516

Consumer, Cyclical - 13.68%
Airlines - 3.14%
American Airlines, Inc.,
7.074%, Due 1/29/2027, 2017 1st Lien Term Loan, (6 mo. USD Secured Overnight Financing Rate + 1.750%)F	3,053,425	3,043,165
8.775%, Due 6/4/2029, 2023 1st Lien Term Loan, (6 mo. USD Secured Overnight Financing Rate + 3.500%)	983,359	980,901
Mileage Plus Holdings LLC, 10.733%, Due 6/21/2027, 2020 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	203,515	208,047
SkyMiles IP Ltd., 9.075%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	114,533	117,839

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Consumer, Cyclical - 13.68% (continued)
Airlines - 3.14% (continued)
United Airlines, Inc., 8.071%, Due 2/22/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	$909,105	$911,214

		5,261,166

Auto Parts & Equipment - 1.01%
Clarios Global LP, 8.329%, Due 5/6/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	536,368	539,050
First Brands Group LLC, 10.591%, Due 3/30/2027, 2022 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	185,103	183,405
Power Stop LLC, 10.197%, Due 1/26/2029, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	1,000,214	970,208

		1,692,663

Distribution/Wholesale - 0.28%
Windsor Holdings III LLC, 9.320%, Due 8/1/2030, 2024 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	462,936	467,759

Entertainment - 5.77%
Allen Media LLC, 10.959%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	2,960,345	2,479,289
CE Intermediate I LLC, 8.974%, Due 11/10/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	149,114	148,369
Deluxe Entertainment Services Group, Inc.,
Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C G H	1,125,797	—
Due 12/3/2024, 2019 1st Lien Exit PIK Term Loan, PIK (in-kind rate 1.500%)B C G	322	—
Due 3/25/2025, 2019 1st Lien Term LoanB C G H	85,941	8,087
DHX Media Ltd., 9.694%, Due 3/24/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	1,934,323	1,869,852
Flutter Financing BV, 7.559%, Due 11/25/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	1,028,962	1,032,388
J&J Ventures Gaming LLC, Due 4/26/2028, 2023 Nevada Delayed Draw Term LoanF	160,972	160,469
Lions Gate Capital Holdings LLC, 7.679%, Due 3/24/2025, 2018 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	1,662,768	1,658,961
Ontario Gaming GTA LP, 9.559%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	2,222,205	2,234,561
UFC Holdings LLC, 8.336%, Due 4/29/2026, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	97,358	97,611

		9,689,587

Food Service - 0.29%
Aramark Services, Inc., 7.329%, Due 6/22/2030, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	487,407	488,933

Home Builders - 0.20%
Tecta America Corp., 9.694%, Due 4/10/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	328,414	329,534

Investment Companies - 0.69%
WH Borrower LLC,
Due 2/15/2027, Term LoanF	820,368	807,381
10.817%, Due 2/15/2027, 2023 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	363,843	356,566

		1,163,947

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Consumer, Cyclical - 13.68% (continued)
Leisure Time - 0.64%
Alterra Mountain Co.
Due 5/31/2030, 2023 Term Loan BF	$303,469	$305,557
Due 5/31/2030, 2024 Term Loan B5F	273,359	275,240
Carnival Corp., 8.075%, Due 8/8/2027, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	386,795	388,922
City Football Group Ltd., 8.439%, Due 7/21/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	104,129	103,640

		1,073,359

Lodging - 0.62%
Hilton Domestic Operating Company, Inc., 7.425%, Due 11/8/2030, 2023 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	156,344	156,805
Station Casinos LLC, 7.579%, Due 3/14/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	875,839	877,600

		1,034,405

Retail - 1.04%
Johnstone Supply LLC, Due 5/16/2031, Term LoanF	1,259,496	1,261,599
Les Schwab Tire Centers, 8.329%, Due 4/23/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	207,639	208,159
NPC International, Inc., Due 4/19/2024, 1st Lien Term LoanB C G H	917,520	274,063

		1,743,821

Total Consumer, Cyclical		22,945,174

Consumer, Non-Cyclical - 22.31%
Beverages - 3.27%
City Brewing Co. LLC,
9.090%, Due 4/5/2028, 2024 FLFO Roll Up Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	4,027,669	3,665,179
11.574%, Due 4/5/2028, 2024 First Out New Money Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.250%)	839,875	839,875
Pegasus Bidco BV, 9.072%, Due 7/12/2029, 2024 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	972,934	976,991

		5,482,045

Biotechnology - 0.59%
ANI Pharmaceuticals, Inc., 11.444%, Due 11/19/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	981,102	986,008

Commercial Services - 9.84%
AlixPartners LLP, 7.944%, Due 2/4/2028, 2021 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	2,555,439	2,562,798
Avis Budget Car Rental LLC, 7.194%, Due 8/6/2027, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	427,706	425,798
Creative Artists Agency LLC, 8.579%, Due 11/27/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	2,552,741	2,566,781
Grant Thornton Advisors LLC, 8.596%, Due 6/2/2031, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)F	1,743,336	1,754,981
Hertz Corp., 9.071%, Due 6/30/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)F	457,621	419,542
New Constellis Borrower LLC,
13.330%, Due 9/27/2025, 2020 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.750%)	351,403	336,996
Due 3/27/2026, 2020 2nd Lien Term Loan, PIK (in-kind rate 11.250%)G	175,271	89,937
Nielsen Consumer, Inc., 11.579%, Due 3/6/2028, 2023 USD Fifth Amendment Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	527,639	527,143

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Consumer, Non-Cyclical - 22.31% (continued)
Commercial Services - 9.84% (continued)
Priority Holdings LLC, 10.070%, Due 5/16/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)F	$1,445,767	$1,447,575
RLG Holdings LLC, 12.944%, Due 7/7/2028, 2022 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.000%)	336,911	335,964
Stats Intermediate Holdings LLC, 10.837%, Due 7/10/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	4,446,036	4,357,116
Teneo Holdings LLC, 10.072%, Due 3/13/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	873,504	880,055
United Rentals, Inc., 7.079%, Due 2/14/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	456,040	459,232
WEX, Inc., 7.329%, Due 3/31/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	340,653	341,689

		16,505,607

Cosmetics/Personal Care - 0.50%
Journey Personal Care Corp., 9.694%, Due 3/1/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	851,737	848,015

Food - 0.12%
Aspire Bakeries Holdings LLC, 9.571%, Due 12/13/2030, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	101,048	101,806
Froneri International Ltd., 7.679%, Due 1/29/2027, 2020 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	104,599	104,704

		206,510

Health Care - Products - 2.52%
Carestream Dental Equipment, Inc.,
8.559%, Due 9/1/2024, 2017 1st Lien Term Loan, (3 mo. USD LIBOR + 3.250%)	1,158,474	948,500
9.809%, Due 9/1/2024, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	210,356	172,343
Carestream Health, Inc., 12.909%, Due 9/30/2027, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	2,291,132	2,093,041
Lifescan Global Corp., 11.926%, Due 12/31/2026, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.500%)	2,245,648	1,020,827

		4,234,711

Health Care - Services - 1.88%
LifePoint Health, Inc.,
10.056%, Due 11/16/2028, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	95,246	95,873
9.329%, Due 5/17/2031, 2024 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	678,870	680,567
Midwest Physician Administrative Services LLC, Due 3/12/2028, 2021 Term LoanF	331,992	284,407
NAPA Management Services Corp., 10.678%, Due 2/23/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.250%)	452,405	433,178
National Mentor Holdings, Inc., 12.659%, Due 3/2/2029, 2021 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.250%)	530,193	463,919
Women’s Care Enterprises LLC,
9.930%, Due 1/15/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)F	920,337	847,097
13.680%, Due 1/12/2029, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.250%)	425,534	351,066

		3,156,107

Pharmaceuticals - 3.59%
Alvogen Pharma U.S., Inc., 12.959%, Due 6/30/2025, 2022 Extended Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	4,901,958	4,460,782

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Consumer, Non-Cyclical - 22.31% (continued)
Pharmaceuticals - 3.59% (continued)
Amneal Pharmaceuticals LLC, 10.829%, Due 5/4/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	$48,395	$48,849
Grifols Worldwide Operations USA, Inc., 7.459%, Due 11/15/2027, 2019 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	483,468	479,663
Organon & Co., Due 5/19/2031, 2024 USD Term Loan BF	584,419	588,802
Perrigo Investments LLC, 7.679%, Due 4/20/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	438,112	439,755

		6,017,851

Total Consumer, Non-Cyclical		37,436,854

Energy - 0.20%
Oil & Gas - 0.20%
Apro LLC, 9.192%, Due 11/14/2026, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	262,631	262,797
Lealand Finance Co. BV, 8.444%, Due 6/30/2027, 2020 Make Whole Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)H	142,892	71,446

		334,243

Total Energy		334,243

Financial - 7.53%
Diversified Financial Services - 4.28%
Advisor Group, Inc., 9.329%, Due 8/17/2028, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	244,931	246,795
Apex Group Treasury LLC,
9.335%, Due 7/27/2028, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	1,035,300	1,034,979
10.317%, Due 7/27/2028, 2022 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	2,234,498	2,240,084
Aretec Group, Inc., 9.916%, Due 8/9/2030, 2023 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	153,823	154,520
Astra Acquisition Corp.,
Due 2/25/2028, 2024 New Money Term Loan AF	563,506	526,878
10.821%, Due 10/25/2028, 2021 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	1,201,234	600,617
Castlelake Aviation Ltd., 7.829%, Due 10/22/2026, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	11	11
CPI Holdco B LLC, 7.321%, Due 5/17/2031, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	1,680,031	1,680,384
Fleetcor Technologies Operating Co. LLC, 7.179%, Due 4/28/2028, 2021 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	487,640	488,372
Franklin Square Holdings LP, 7.575%, Due 4/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	208,505	208,245
NBG Acquisition, Inc., Due 4/26/2025, Term LoanG H	242,068	4,841

		7,185,726

Insurance - 2.28%
AmWINS Group, Inc., 7.694%, Due 2/19/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	1,529,706	1,532,552
AssuredPartners, Inc., 8.829%, Due 2/14/2031, 2024 Incremental Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	419,857	422,973
Asurion LLC, 9.679%, Due 8/19/2028, 2023 Term Loan B11, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	505,666	501,454
Baldwin Insurance Group Holdings LLC, 8.576%, Due 5/26/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	410,816	411,329

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Financial - 7.53% (continued)
Insurance - 2.28% (continued)
Ryan Specialty Group LLC, 8.079%, Due 9/1/2027, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	$525,227	$527,984
Truist Insurance Holdings LLC, Due 5/6/2031, 1st Lien Term LoanF	423,989	426,486

		3,822,778

Investment Companies - 0.94%
AI Mistral Holdco Ltd., 11.329%, Due 9/30/2025, 2017 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	600,240	615,996
Intrado Corp., 8.829%, Due 1/31/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	16,273	16,246
Wec U.S. Holdings Ltd., 8.079%, Due 1/27/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	936,080	940,582

		1,572,824

REITS - 0.03%
RHP Hotel Properties LP, 7.579%, Due 5/18/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	57,942	58,000

Total Financial		12,639,328

Industrial - 12.10%
Building Materials - 0.66%
Foley Products Co. LLC, Due 12/29/2028, 2021 Term LoanF	600,680	602,332
MI Windows and Doors LLC, 8.829%, Due 3/28/2031, 2024 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	422,237	425,142
Smyrna Ready Mix Concrete LLC, 8.821%, Due 4/2/2029, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	81,269	81,777

		1,109,251

Electrical Components & Equipment - 0.81%
Creation Technologies, Inc., 11.068%, Due 10/5/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	1,444,289	1,354,021

Electronics - 0.34%
NorthPole Newco SARL,
15.500%, Due 3/3/2025, 2022 Term Loan B1, (1 mo. USD PRIME + 7.000%)B C H	1,092,561	273,140
15.500%, Due 3/18/2025, Term Loan, (3 mo. USD PRIME + 7.000%)H	3,425,455	282,600
11.000%, Due 12/31/2025, 2022 Revolver H I	250,399	20,345
17.538%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 11.000%)B C H	22,746	683

		576,768

Engineering & Construction - 0.25%
Chromalloy Corp., 9.058%, Due 3/27/2031, 2024 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	423,989	427,038

Environmental Control - 2.23%
Bingo Industries Ltd., 9.071%, Due 7/14/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	2,133,077	1,935,767
Covanta Holding Corp.,
7.829%, Due 11/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	455,161	456,085
7.829%, Due 11/30/2028, 2021 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	34,790	34,861
EnergySolutions LLC, 9.079%, Due 9/20/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	979,061	990,075
Filtration Group Corp., 8.944%, Due 10/21/2028, 2021 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	147,831	148,525

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Industrial - 12.10% (continued)
Environmental Control - 2.23% (continued)
Madison IAQ LLC, 8.685%, Due 6/21/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	$108,341	$108,477
WIN Waste Innovations Holdings, Inc., Due 3/24/2028, 2021 Term Loan BF	63,665	59,241

		3,733,031

Machinery - Diversified - 2.12%
Chart Industries, Inc., 8.678%, Due 3/15/2030, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	445,473	447,144
CPM Holdings, Inc., 9.829%, Due 9/28/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%, 3 mo. USD Secured Overnight Financing Rate + 4.500%)	157,342	157,275
DXP Enterprises, Inc., 10.164%, Due 10/11/2030, 2023 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.750%)	103,549	104,067
Project Castle, Inc., 10.798% - 10.809%, Due 6/1/2029, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	1,385,590	1,251,368
SPX Flow, Inc., 9.929%, Due 4/5/2029, 2022 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)F	1,580,329	1,588,894

		3,548,748

Packaging & Containers - 3.85%
Berlin Packaging LLC, Due 5/9/2031, 2024 Term Loan BF	411,484	412,085
Berry Global, Inc., 7.185%, Due 7/1/2029, 2023 Term Loan AA, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	494,082	495,356
Graham Packaging Co., Inc., 8.444%, Due 8/4/2027, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	908,190	911,242
Pactiv Evergreen Group Holdings, Inc., Due 9/24/2028, 2024 Term Loan B3F	263,837	264,262
Plaze, Inc., 9.194% - 11.25%, Due 8/3/2026, 2020 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	159,977	157,430
Pretium Packaging LLC, 1.403% - 8.524%, Due 10/2/2028, Second Out Term Loan A1, PIK (in-kind rate 1.403%)	2,923,324	2,537,826
Pretium PKG Holdings, Inc., 12.333%, Due 10/1/2029, 2021 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.750%)	1,641,741	951,832
Reynolds Group Holdings, Inc., 8.680%, Due 9/24/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	490,147	490,936
Ring Container Technologies Group LLC, 8.937%, Due 8/12/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	245,099	246,692

		6,467,661

Transportation - 1.84%
First Student Bidco, Inc.,
Due 7/21/2028, 2022 Incremental Term Loan CF	22,506	22,538
8.564%, Due 7/21/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,025,145	1,026,827
8.564%, Due 7/21/2028, Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	311,814	312,325
9.402%, Due 7/21/2028, 2022 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	892,419	893,722
Genesee & Wyoming, Inc., Due 4/10/2031, 2024 Term Loan BF	836,900	838,707

		3,094,119

Total Industrial		20,310,637

Technology - 14.70%
Computers - 4.27%
24-7 Intouch, Inc., 10.179%, Due 8/25/2025, 2018 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	940,148	911,944

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Technology - 14.70% (continued)
Computers - 4.27% (continued)
Ahead DB Holdings LLC, 9.559%, Due 2/1/2031, 2024 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	$472,902	$474,845
Magenta Buyer LLC,
10.591%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	3,449,038	2,050,453
13.841%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.250%)	1,809,393	533,771
McAfee LLC, 8.579%, Due 3/1/2029, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)F	2,053,850	2,052,823
SonicWall U.S. Holdings, Inc., 12.962%, Due 5/18/2026, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	1,070,372	990,095
UST Holdings Ltd., 8.942%, Due 11/20/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	53,823	53,958
Verifone Systems, Inc., 9.598%, Due 8/20/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	110,852	94,963

		7,162,852

Semiconductors - 0.88%
Entegris, Inc., 7.830%, Due 7/6/2029, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)	212,938	213,616
Natel Engineering Co., Inc., 11.694%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	1,441,120	1,257,377

		1,470,993

Software - 9.55%
AppLovin Corp., 7.829%, Due 8/16/2030, 2024 Term Loan (2030), (1 mo. USD Secured Overnight Financing Rate + 2.500%)	3,102,940	3,111,069
Athenahealth Group, Inc.,
Due 2/15/2029, 2022 Delayed Draw Term LoanF	22,529	22,466
8.579%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	658,438	656,608
Byju’s Alpha, Inc., 12.571% - 15.500%, Due 11/24/2026, Term Loan B, (3 mo. USD LIBOR + 7.000%, 3 mo. USD PRIME + 7.000%)	46,936	9,873
Cloudera, Inc., 9.179%, Due 10/8/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	219,029	218,299
Cornerstone OnDemand, Inc., 9.194%, Due 10/16/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	862,430	831,529
CT Technologies Intermediate Holdings, Inc., 9.694%, Due 12/16/2025, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	2,059,810	2,057,235
DCert Buyer, Inc., 9.329%, Due 10/16/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	50,331	50,052
Dun & Bradstreet Corp., Due 1/18/2029, 2024 Term Loan BF	466,148	467,378
EagleView Technology Corp., 9.065%, Due 8/14/2025, 2018 Add On Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	1,667,854	1,625,891
Evertec Group LLC, 8.579%, Due 10/30/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	140,361	141,413
Fortra LLC, 9.430%, Due 11/19/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	111,479	103,722
Genesys Cloud Services Holdings II LLC,
8.829%, Due 12/1/2027, First Lien Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	1,452,483	1,462,084
9.194%, Due 12/1/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	229,035	230,897
Instructure Holdings, Inc., 8.354%, Due 10/30/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	257,229	257,337
Isolved, Inc., 8.829%, Due 10/15/2030, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	154,615	155,099

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 83.60% (continued)
Technology - 14.70% (continued)
Software - 9.55% (continued)
Modena Buyer LLC, Due 4/18/2031, Term LoanF	$857,489	$838,907
Quartz Acquireco LLC, 8.079%, Due 6/28/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	487,494	489,323
Rocket Software, Inc., 10.079%, Due 11/28/2028, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	415,279	416,687
S2P Acquisition Borrower, Inc., 9.429%, Due 8/14/2026, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	141,125	141,369
SS&C Technologies, Inc., 7.320%, Due 5/9/2031, 2024 Term Loan B8, (1 mo. USD Secured Overnight Financing Rate + 2.000%)F	2,094,552	2,102,491
Turing Midco LLC, 7.944%, Due 3/24/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	219,015	218,350
VS Buyer LLC, 8.571%, Due 4/14/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	418,450	421,065

		16,029,144

Total Technology		24,662,989

Utilities - 0.79%
Electric - 0.79%
Calpine Corp.,
7.329%, Due 1/31/2031, 2024 Term Loan B10, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	406,272	406,780
7.329%, Due 1/31/2031, Term Loan B9, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	739,334	740,392
Vistra Operations Co. LLC, 7.329%, Due 12/20/2030, 1st Lien Term Loan B3, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	176,482	177,048

		1,324,220

Total Utilities		1,324,220

Total Bank Loan Obligations (Cost $150,800,986)		140,274,378

CORPORATE OBLIGATIONS - 8.43%
Basic Materials - 0.25%
Chemicals - 0.25%
Vibrantz Technologies, Inc., 9.000%, Due 2/15/2030J	451,000	416,173

Consumer, Cyclical - 1.82%
Airlines - 1.70%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026J	444,667	440,276
United Airlines, Inc., 4.375%, Due 4/15/2026J	2,500,000	2,409,088

		2,849,364

Entertainment - 0.12%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.500%, Due 2/15/2028J	450,000	203,623

Total Consumer, Cyclical		3,052,987

Consumer, Non-Cyclical - 2.67%
Commercial Services - 2.67%
ADT Security Corp., 4.125%, Due 8/1/2029J	2,500,000	2,270,949
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.000%, Due 2/15/2031J	258,000	254,530

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.43% (continued)
Consumer, Non-Cyclical - 2.67% (continued)
Commercial Services - 2.67% (continued)
United Rentals North America, Inc., 6.125%, Due 3/15/2034J	$2,000,000	$1,961,786

		4,487,265

Total Consumer, Non-Cyclical		4,487,265

Financial - 1.79%
Diversified Financial Services - 0.43%
Armor Holdco, Inc., 8.500%, Due 11/15/2029J	500,000	476,041
Jane Street Group/JSG Finance, Inc., 4.500%, Due 11/15/2029J	257,000	237,946

		713,987

Insurance - 1.36%
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031J	2,000,000	2,016,474
Ryan Specialty LLC, 4.375%, Due 2/1/2030J	294,000	271,242

		2,287,716

Total Financial		3,001,703

Industrial - 1.90%
Aerospace/Defense - 0.59%
TransDigm, Inc., 6.375%, Due 3/1/2029J	1,000,000	998,094

Building Materials - 0.08%
Smyrna Ready Mix Concrete LLC, 8.875%, Due 11/15/2031J	125,000	131,610

Environmental Control - 0.34%
Madison IAQ LLC, 5.875%, Due 6/30/2029J	610,000	564,683

Packaging & Containers - 0.30%
Mauser Packaging Solutions Holding Co., 9.250%, Due 4/15/2027J	500,000	497,505

Transportation - 0.59%
Genesee & Wyoming, Inc., 6.250%, Due 4/15/2032J	1,000,000	988,657

Total Industrial		3,180,549

Total Corporate Obligations (Cost $14,225,417)		14,138,677

FOREIGN CORPORATE OBLIGATIONS - 1.34% (Cost $2,294,138)
Consumer, Cyclical - 1.34%
Retail - 1.34%
1011778 BC ULC/New Red Finance, Inc., 3.500%, Due 2/15/2029J	2,500,000	2,249,630

	Shares
EXCHANGE-TRADED INSTRUMENTS - 2.39% (Cost $4,005,723)
Exchange-Traded Funds - 2.39%
Invesco Senior Loan ETF	189,474	4,001,691

SHORT-TERM INVESTMENTS - 7.34% (Cost $12,323,993)
Investment Companies - 7.34%
American Beacon U.S. Government Money Market Select Fund, 5.20%K L	12,323,993	12,323,993

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 103.42% (Cost $187,747,051)	$173,527,598
LIABILITIES, NET OF OTHER ASSETS - (3.42%)	(5,733,160)

TOTAL NET ASSETS - 100.00%	$167,794,438

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Value was determined using significant unobservable inputs.
C

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $1,075,464 or 0.64% of net assets.

D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of May 31, 2024.
G	Zero coupon bank loan.
H	Default Security. At period end, the amount of securities in default was $935,205 or 0.56% of net assets.
I	Fixed Rate.
J

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $16,388,307 or 9.77% of net assets. The Fund has no right to demand registration of these securities.

K	The Fund is affiliated by having the same investment advisor.
L	7-day yield.

ETF - Exchange Traded Fund.

IP Ltd. - Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

USD - United States Dollar.

ULC - Unlimited Liability Corporation.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2024, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1	Level 2		Level 3		Total
Assets
Common Stocks	$19,738	$—		$519,491		$539,229
Preferred Stocks	—	—	(1)	—		—
Bank Loan Obligations	—	139,718,405	(1)	555,973	(1)	140,274,378
Corporate Obligations	—	14,138,677		—		14,138,677
Foreign Corporate Obligations	—	2,249,630		—		2,249,630
Exchange-Traded Instruments	4,001,691	—		—		4,001,691
Short-Term Investments	12,323,993	—		—		12,323,993

Total Investments in Securities - Assets	$16,345,422	$156,106,712		$1,075,464		$173,527,598

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2024, three common stocks were transferred Level 1 to Level 3 with a fair value of $519,491. During the period ended May 31, 2024, one bank loan obligation with a fair value of $20,345 was transfered out of Level 3 to Level 2 as it was no longer fair valued.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2023		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balance as of 5/31/2024		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$—	$—	$—	$(501,119)	$501,119	$519,491	(1)	$—	$519,491	(1)	$(1,992,624)
Bank Loan Obligations	750,875	(1)	150,328	47,314	820,911	24,054	(1,122,536)	—		(20,345)	555,973	(1)	(2,735,628)

	$750,875	(1)	$150,328	$47,314	$820,911	$(477,065)	$(621,417)	$519,491	(1)	$(20,345)	$1,075,464	(1)	$(4,728,252)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended May 31, 2024, two common stocks have been fair valued at $519,491 by the Valuation Committee. The remaining bank loan obligations valued at $555,973 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.67%
Financials - 0.67%
Mortgage Real Estate Investment Trusts (REITs) - 0.67%
AGNC Investment Corp., REIT	346,000	$3,318,140
Annaly Capital Management, Inc.	338,932	6,676,960

		9,995,100

Total Financials		9,995,100

Total Common Stocks (Cost $10,340,149)		9,995,100

PREFERRED STOCKS - 2.20%
Energy - 0.07%
Oil, Gas & Consumable Fuels - 0.07%
Energy Transfer LP, Series I, 9.25%A	102,731	1,125,932

Financials - 2.13%
Mortgage Real Estate Investment Trusts (REITs) - 2.13%
AGNC Investment Corp., Series C, 10.701%, (3 mo. USD Term SOFR + 5.373%)A B	230,515	5,993,390
AGNC Investment Corp., Series E, 6.500%, (3 mo. USD LIBOR + 4.993%)A B	256,822	6,415,414
Annaly Capital Management, Inc., Series F, 10.557%, (3 mo. USD Term SOFR + 5.255%)A B	369,632	9,547,594
Annaly Capital Management, Inc., Series G, 9.736%, (3 mo. USD Term SOFR + 4.434%) A B	387,379	9,986,631

Total Mortgage Real Estate Investment Trusts (REITs)		31,943,029

Total Financials		31,943,029

Total Preferred Stocks (Cost $31,004,506)		33,068,961

	Principal Amount*
BANK LOAN OBLIGATIONSC - 0.24% (Cost $3,896,934)
Consumer, Non-Cyclical - 0.24%
Food - 0.24%
Nova Austral SA, Due 11/1/2030, Term Loan BD E F G	$7,697,080	3,598,629

CORPORATE OBLIGATIONS - 65.45%
Communications - 3.67%
Media - 2.60%
Townsquare Media, Inc., 6.875%, Due 2/1/2026H	21,692,000	21,201,642
Univision Communications, Inc., 7.375%, Due 6/30/2030H	18,839,000	17,832,558

		39,034,200

Telecommunications - 1.07%
Ciena Corp., 4.000%, Due 1/31/2030H	17,862,000	15,998,254

Total Communications		55,032,454

Consumer, Cyclical - 10.63%
Entertainment - 3.15%
Churchill Downs, Inc., 6.750%, Due 5/1/2031H	23,867,000	23,747,466
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029H	25,226,000	23,583,656

		47,331,122

Lodging - 3.95%
Boyd Gaming Corp., 4.750%, Due 6/15/2031H	28,548,000	25,613,094
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028	10,414,000	9,732,686
Station Casinos LLC,
4.500%, Due 2/15/2028H	4,613,000	4,295,535

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 65.45% (continued)
Consumer, Cyclical - 10.63% (continued)
Lodging - 3.95% (continued)
Station Casinos LLC (continued)
4.625%, Due 12/1/2031H	$	22,390,000	$19,607,832

			59,249,147

Retail - 3.53%
FirstCash, Inc., 6.875%, Due 3/1/2032H		15,230,000	15,105,751
QVC, Inc., 4.375%, Due 9/1/2028		30,811,000	23,154,513
Victoria’s Secret & Co., 4.625%, Due 7/15/2029H		18,108,000	14,766,599

			53,026,863

Total Consumer, Cyclical			159,607,132

Consumer, Non-Cyclical - 25.76%
Agriculture - 3.18%
Turning Point Brands, Inc., 5.625%, Due 2/15/2026H		22,198,000	21,826,283
Vector Group Ltd., 10.500%, Due 11/1/2026H		25,820,000	25,929,348

			47,755,631

Commercial Services - 7.88%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027H		15,361,000	14,532,715
Carriage Services, Inc., 4.250%, Due 5/15/2029H		26,153,000	23,205,795
CoreCivic, Inc., 8.250%, Due 4/15/2029		17,995,000	18,786,558
CPI CG, Inc., 8.625%, Due 3/15/2026H		22,713,000	22,802,376
Gartner, Inc., 3.750%, Due 10/1/2030H		13,330,000	11,753,450
GEO Group, Inc., 10.250%, Due 4/15/2031H		25,850,000	27,207,934

			118,288,828

Food - 2.46%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029H		22,755,000	19,791,996
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028		19,270,000	17,159,935

			36,951,931

Health Care - Products - 2.93%
Avantor Funding, Inc.,
3.875%, Due 7/15/2028H	EUR	5,000,000	5,276,053
4.625%, Due 7/15/2028H		13,480,000	12,672,742
3.875%, Due 11/1/2029H		4,200,000	3,763,753
Neogen Food Safety Corp., 8.625%, Due 7/20/2030H		10,480,000	11,185,220
Teleflex, Inc., 4.250%, Due 6/1/2028H		11,917,000	11,133,009

			44,030,777

Health Care - Services - 7.61%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028H		19,778,000	19,230,151
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031H		21,545,000	18,936,627
Encompass Health Corp., 4.750%, Due 2/1/2030		16,965,000	15,677,421
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030H		23,455,000	20,207,421
Select Medical Corp., 6.250%, Due 8/15/2026H		20,077,000	20,081,477
Tenet Healthcare Corp., 6.750%, Due 5/15/2031H		19,840,000	20,023,560

			114,156,657

Pharmaceuticals - 1.70%
Option Care Health, Inc., 4.375%, Due 10/31/2029H		14,745,000	13,424,245

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 65.45% (continued)
Consumer, Non-Cyclical - 25.76% (continued)
Pharmaceuticals - 1.70% (continued)
Prestige Brands, Inc., 3.750%, Due 4/1/2031H	$		14,130,000	$12,115,703

				25,539,948

Total Consumer, Non-Cyclical				386,723,772

Energy - 6.45%
Oil & Gas - 6.45%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026H			26,019,000	25,612,055
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, Due 1/15/2027H			18,759,000	17,707,058
Talos Production, Inc., 9.375%, Due 2/1/2031H			15,120,000	16,002,272
Tidewater, Inc., 10.375%, Due 7/3/2028H I			14,900,000	16,017,500
Transocean, Inc.,
7.500%, Due 4/15/2031			18,935,000	17,665,066
6.800%, Due 3/15/2038			4,500,000	3,745,653

				96,749,604

Total Energy				96,749,604

Financial - 6.76%
Diversified Financial Services - 2.56%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028H		GBP	16,990,000	18,629,410
PRA Group, Inc.,
5.000%, Due 10/1/2029H			17,275,000	14,603,388
8.875%, Due 1/31/2030H			5,290,000	5,236,748

				38,469,546

Real Estate - 4.20%
Cushman & Wakefield U.S. Borrower LLC,
6.750%, Due 5/15/2028H			7,441,000	7,414,492
8.875%, Due 9/1/2031H			14,195,001	14,921,771
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030H			11,280,000	11,871,129
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.750%, Due 1/15/2029H			9,500,000	6,522,629
5.250%, Due 4/15/2030H			34,085,000	22,244,416

				62,974,437

Total Financial				101,443,983

Industrial - 6.89%
Aerospace/Defense - 2.40%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029H			19,935,000	20,237,693
Triumph Group, Inc., 9.000%, Due 3/15/2028H			15,300,000	15,795,919

				36,033,612

Electronics - 1.51%
TTM Technologies, Inc., 4.000%, Due 3/1/2029H			25,001,000	22,647,533

Environmental Control - 1.39%
Stericycle, Inc., 3.875%, Due 1/15/2029H			22,986,000	20,863,765

Machinery - Construction & Mining - 1.10%
BWX Technologies, Inc., 4.125%, Due 4/15/2029H			17,992,000	16,469,083

Transportation - 0.49%
Altera Shuttle Tankers LLC, 9.000%, Due 3/13/2028			7,400,000	7,391,483

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
CORPORATE OBLIGATIONS - 65.45% (continued)
Industrial - 6.89% (continued)
Total Industrial				$103,405,476

Technology - 5.29%
Computers - 3.02%
Booz Allen Hamilton, Inc.,
3.875%, Due 9/1/2028H	$		5,971,000	5,599,563
5.950%, Due 8/4/2033			11,500,000	11,803,232
KBR, Inc., 4.750%, Due 9/30/2028H			15,246,000	14,268,121
Science Applications International Corp., 4.875%, Due 4/1/2028H			14,323,000	13,598,650

				45,269,566

Semiconductors - 1.15%
Entegris, Inc., 5.950%, Due 6/15/2030H			17,545,000	17,250,571

Software - 1.12%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028H			18,015,000	16,844,025

Total Technology				79,364,162

Total Corporate Obligations (Cost $1,002,759,828)				982,326,583

CONVERTIBLE OBLIGATIONS - 2.22%
Financial - 2.22%
Diversified Financial Services - 2.22%
Encore Capital Group, Inc., 4.000%, Due 03/15/2029			7,895,000	7,456,828
EZCORP, Inc., 2.375%, Due 05/1/2025			3,584,000	3,472,896
Upstart Holdings, Inc., 0.250%, Due 08/15/2026			28,495,000	22,391,371

				33,321,095

Total Financial				33,321,095

Total Convertible Obligations (Cost $32,379,410)				33,321,095

FOREIGN CONVERTIBLE OBLIGATIONS - 0.50% (Cost $7,798,898)
Consumer, Non-Cyclical - 0.50%
Biotechnology - 0.50%
Pharming Group NV, 4.500%, Due 04/25/2029I		EUR	7,000,000	7,554,429

FOREIGN CORPORATE OBLIGATIONS - 25.57%
Consumer, Cyclical - 1.48%
Entertainment - 1.48%
Flutter Treasury DAC, 6.375%, Due 4/29/2029H			22,100,000	22,214,629

Consumer, Non-Cyclical - 2.72%
Food - 1.87%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033H			16,790,000	17,511,953
Nova Austral SA,
Due 11/11/2026D E J			1,594,914	—
1.000%, Due 11/26/2026D E G			919,619	—
1.000%, Due 11/26/2026D E			919,619	—
12.000%, Due 11/26/2026D E			1,329,095	—
Due 1/1/2099D E J			146,458	1,465
Due 12/31/2099J			919,619	—
Due 12/31/2099J			1,329,095	—
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)G			15,326,995	306,540

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 25.57% (continued)
Consumer, Non-Cyclical - 2.72% (continued)
Food - 1.87% (continued)
Nova Austral SA (continued)
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)D E G H I	$		26,581,914	$10,245,403

				28,065,361

Pharmaceuticals - 0.85%
180 Medical, Inc., 3.875%, Due 10/15/2029H			14,200,000	12,769,576

Total Consumer, Non-Cyclical				40,834,937

Energy - 11.43%
Oil & Gas - 11.43%
Archer Norge AS, 10.355% - 10.34%, Due 7/6/2027, (Secured Overnight Financing Rate + 5.000%)B			12,490,244	13,121,001
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030H			18,471,923	19,303,160
CES Energy Solutions Corp., 6.875%, Due 5/24/2029H		CAD	10,125,000	7,465,883
Floatel International Ltd., 9.750%, Due 4/10/2029			23,625,000	22,207,500
Greenfire Resources Ltd., 12.000%, Due 10/1/2028H			21,665,000	23,075,362
Odfjell Rig III Ltd., 9.250%, Due 5/31/2028			17,499,998	18,231,148
Paratus Energy Services Ltd., 10.000% - 9.000%, Due 7/15/2026H			15,940,000	15,802,294
Seadrill Finance Ltd., 8.375%, Due 8/1/2030H			15,080,000	15,854,253
Secure Energy Services, Inc., 6.750%, Due 3/22/2029H		CAD	18,365,000	13,524,978
Strathcona Resources Ltd., 6.875%, Due 8/1/2026H			11,108,000	10,972,482
Vermilion Energy, Inc., 6.875%, Due 5/1/2030H			12,225,000	12,009,220

				171,567,281

Total Energy				171,567,281

Financial - 4.11%
Financial Services - 1.23%
Kane Bidco Ltd., 6.500%, Due 2/15/2027H		GBP	15,064,000	18,499,481

Real Estate - 2.88%
Heimstaden AB,
4.250%, Due 3/9/2026I		EUR	5,500,000	4,430,569
4.375%, Due 3/6/2027I		EUR	5,400,000	4,089,768
Heimstaden Bostad AB,
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)B I K		EUR	8,620,000	5,761,526
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)B I K		EUR	2,475,000	1,611,298
Heimstaden Bostad Treasury BV, 0.625%, Due 7/24/2025I		EUR	3,500,000	3,518,956
Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027I		EUR	32,090,000	23,800,243

				43,212,360

Total Financial				61,711,841

Industrial - 5.83%
Machinery - Diversified - 0.88%
ATS Corp., 4.125%, Due 12/15/2028H			14,545,000	13,112,389

Transportation - 4.95%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026			26,450,000	25,590,375
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025H			32,334,000	32,647,413

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Principal Amount*	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 25.57% (continued)
Industrial - 5.83% (continued)
Transportation - 4.95% (continued)
TORM PLC, 8.250%, Due 1/25/2029	$15,600,000	$16,029,000

		74,266,788

Total Industrial		87,379,177

Total Foreign Corporate Obligations (Cost $409,154,755)		383,707,865

	Shares
FOREIGN COMMON STOCKS - 0.65%
Energy - 0.65%
Scorpio Tankers, Inc.	91,348	7,496,930
KNOT Offshore Partners LP	358,940	2,261,322

Total Energy		9,758,252

Total Foreign Common Stocks (Cost $5,496,915)		9,758,252

SHORT-TERM INVESTMENTS - 1.09% (Cost $16,414,543)
Investment Companies - 1.09%
American Beacon U.S. Government Money Market Select Fund, 5.20% L M	16,414,543	16,414,543

TOTAL INVESTMENTS - 98.59% (Cost $1,519,245,938)		1,479,745,457
OTHER ASSETS, NET OF LIABILITIES - 1.41%		21,187,084

TOTAL NET ASSETS - 100.00%		$1,500,932,541

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	A type of Preferred Stock that has no maturity date.
B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on May 31, 2024.

C	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
D	Value was determined using significant unobservable inputs.
E

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $13,845,497 or 0.92% of net assets.

F	Zero coupon bank loan.
G	Default Security. At period end, the amount of securities in default was $14,150,572 or 0.94% of net assets.
H

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,102,218,512 or 73.44% of net assets. The Fund has no right to demand registration of these securities.

I

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

J	Zero coupon bond.
K	Perpetual maturity. The date shown, if any, is the next call date.
L	7-day yield.
M	The Fund is affiliated by having the same investment advisor.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on May 31, 2024:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	475	June 2024	$(38,044,827)	$(37,798,125)	$246,702
CME Canadian Dollar Currency Futures	288	June 2024	(21,301,468)	(21,136,320)	165,148
CME Euro Foreign Exchange Currency Futures	21	June 2024	(2,845,152)	(2,848,125)	(2,973)

			$(62,191,447)	$(61,782,570)	$408,877

Forward Foreign Currency Contracts Open on May 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	57,259,562	12/7/2027	GST	$—	$(1,364,562)	$(1,364,562)

						$—	$(1,364,562)	$(1,364,562)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

GST	Goldman Sachs International

Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2024, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$9,995,100	$—	$—		$9,995,100
Preferred Stocks	31,943,029	1,125,932	—		33,068,961
Bank Loan Obligations	—	—	3,598,629		3,598,629
Corporate Obligations	—	982,326,583	—		982,326,583
Convertible Obligations	—	33,321,095	—		33,321,095
Foreign Convertible Obligations	—	7,554,429	—		7,554,429
Foreign Corporate Obligations	—	373,460,997	10,246,868	(1)	383,707,865
Foreign Common Stocks	9,758,252	—	—		9,758,252
Short-Term Investments	16,414,543	—	—		16,414,543

Total Investments in Securities - Assets	$68,110,924	$1,397,789,036	$13,845,497		$1,479,745,457

Financial Derivative Instruments - Assets
Futures Contracts	$411,850	$—	$—		$411,850

Total Financial Derivative Instruments - Assets	$411,850	$—	$—		$411,850

Financial Derivative Instruments - Liabilities
Futures Contracts	$(2,973)	$—	$—		$(2,973)
Forward Foreign Currency Contracts	—	(1,364,562)	—		(1,364,562)

Total Financial Derivative Instruments - Liabilities	$(2,973)	$(1,364,562)	$—		$(1,367,535)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2024, One Foreign Corporate Obligation was transferred Level 1 to Level 3 with a fair value of $10,245,403. During the period ended May 31, 2024, there were no transfers from Level 2 to Level 3 and no transfers out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2023		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 5/31/2024		Unrealized Appreciation (Depreciation) at Period End*
Bank Loan Obligations	$—		$3,598,629	$—	$298,305	$—	$(298,305)	$—	$—	$3,598,629		$(298,304)
Foreign Corporate Obligations	1,465	(1)	—	—	—	—	—	10,245,403	—	10,246,868	(1)	(17,564,638)

	$1,465	(1)	$3,598,629	$—	$298,305	$—	$(298,305)	$10,245,403	$—	$13,845,497	(1)	$(17,862,942)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended May 31, 2024, one bank loan obligation valued at $3,598,629 has been classified as Level 3 due to the use of significant unobservable inputs. Four foreign corporate obligations have been fair valued at $0 by the Valuation Committee and two foreign corporate obligations valued at $10,246,868 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.54%
Communication Services - 3.71%
Diversified Telecommunication Services - 1.86%
Verizon Communications, Inc.	661,417	$27,217,310

Media - 1.85%
Comcast Corp., Class A	679,738	27,209,912

Total Communication Services		54,427,222

Consumer Discretionary - 6.44%
Hotels, Restaurants & Leisure - 2.70%
Starbucks Corp.	494,861	39,697,749

Specialty Retail - 3.74%
Lowe’s Cos., Inc.	248,058	54,892,755

Total Consumer Discretionary		94,590,504

Consumer Staples - 8.56%
Food Products - 2.37%
Nestle SA, ADR	327,957	34,861,829

Tobacco - 6.19%
Altria Group, Inc.	688,933	31,863,151
Philip Morris International, Inc.	581,936	58,996,672

		90,859,823

Total Consumer Staples		125,721,652

Energy - 3.10%
Oil, Gas & Consumable Fuels - 3.10%
Chevron Corp.	280,240	45,482,952

Financials - 22.00%
Capital Markets - 7.63%
BlackRock, Inc.	74,675	57,651,340
Charles Schwab Corp.	743,198	54,461,550

		112,112,890

Financial Services - 8.20%
Berkshire Hathaway, Inc., Class BA	167,392	69,367,245
Fidelity National Information Services, Inc.	672,981	51,065,798

		120,433,043

Insurance - 6.17%
Cincinnati Financial Corp.	265,333	31,197,854
Progressive Corp.	281,355	59,416,549

		90,614,403

Total Financials		323,160,336

Health Care - 7.25%
Pharmaceuticals - 7.25%
Johnson & Johnson	332,764	48,806,496
Merck & Co., Inc.	459,962	57,743,630

		106,550,126

Total Health Care		106,550,126

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.54% (continued)
Industrials - 14.54%
Aerospace & Defense - 2.77%
Northrop Grumman Corp.	90,139	$40,631,957

Air Freight & Logistics - 2.54%
United Parcel Service, Inc., Class B	268,746	37,336,882

Ground Transportation - 3.79%
Norfolk Southern Corp.	247,640	55,669,472

Professional Services - 2.81%
Paychex, Inc.	343,630	41,290,581

Trading Companies & Distributors - 2.63%
Fastenal Co.	584,722	38,579,957

Total Industrials		213,508,849

Information Technology - 15.93%
Communications Equipment - 2.46%
Cisco Systems, Inc.	777,261	36,142,637

Semiconductors & Semiconductor Equipment - 4.66%
Texas Instruments, Inc.	350,596	68,369,726

Software - 3.87%
Microsoft Corp.	137,020	56,881,113

Technology Hardware, Storage & Peripherals - 4.94%
Apple, Inc.	377,206	72,517,853

Total Information Technology		233,911,329

Materials - 4.61%
Chemicals - 4.61%
Air Products & Chemicals, Inc.	253,909	67,717,530

Real Estate - 2.14%
Specialized REITs - 2.14%
Crown Castle, Inc.	307,268	31,494,970

Utilities - 2.26%
Multi-Utilities - 2.26%
Dominion Energy, Inc.	614,397	33,128,286

Total Common Stocks (Cost $853,578,764)		1,329,693,756

FOREIGN COMMON STOCKS - 5.66%
Communication Services - 3.34%
Entertainment - 3.34%
Nintendo Co. Ltd., ADR	3,616,723	49,115,098

Consumer Staples – 2.32%
Beverages – 2.32%
Diageo PLC, ADRB	251,889	34,027,685

Total Foreign Common Stocks (Cost $74,124,537)		83,142,783

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

May 31, 2024 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.40% (Cost $49,937,456)
Investment Companies - 3.40%
American Beacon U.S. Government Money Market Select Fund, 5.20%C D	49,937,456	$49,937,456

SECURITIES LENDING COLLATERAL - 0.01% (Cost $100,845)
Investment Companies - 0.01%
American Beacon U.S. Government Money Market Select Fund, 5.20%C D	100,845	100,845

TOTAL INVESTMENTS - 99.61% (Cost $977,741,602)		1,462,874,840
OTHER ASSETS, NET OF LIABILITIES - 0.39%		5,748,912

TOTAL NET ASSETS - 100.00%		$1,468,623,752

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at May 31, 2024.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on May 31, 2024:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	213	June 2024	$55,449,648	$56,397,075	$947,427

			$55,449,648	$56,397,075	$947,427

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of May 31, 2024, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,329,693,756	$—	$—	$1,329,693,756
Foreign Common Stocks	83,142,783	—	—	83,142,783
Short-Term Investments	49,937,456	—	—	49,937,456
Securities Lending Collateral	100,845	—	—	100,845

Total Investments in Securities - Assets	$1,462,874,840	$—	$—	$1,462,874,840

Financial Derivative Instruments - Assets
Futures Contracts	$947,427	$—	$—	$947,427

Total Financial Derivative Instruments - Assets	$947,427	$—	$—	$947,427

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended May 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2024 (Unaudited)

are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2024 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

May 31, 2024 (Unaudited)

the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.